Presentation of financial statements	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Presentation of financial statements
2	Presentation of financial statements

a.	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) issued by the International Accounting Standards Board (“IASB”), which include the standards issued by IASB and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”).
The consolidated financial statements were approved by the Board of Directors on April 27, 2021.

b.	Functional and presentation currency
The consolidated financial statements have been presented in United States dollar (USD). The effects of the translation from the functional currency into the presentation currency are recognized in Equity under the caption “Cumulative Translation Adjustment”.
For details regarding the remeasurement of the balances and transactions in foreign currencies to the functional currency of the Company and its subsidiaries, please refer to note 4(l) and for the functional currency determined for each entity to the note 5.

c.	Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS requires Management to make estimates that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that estimates utilized in the preparation of the consolidated financial statements are prudent and reasonable. Actual results could differ from those estimates and such differences could be material.
The most significant accounting estimates and corresponding assumptions are the following:

(i)	employee profit sharing, long term benefits and bonus accruals, where Management considered the expected results and targets to estimate the accruals;

(ii)	the useful lives of tangible and intangible assets and impairment analysis of such assets;

(iii)
the assessment of recoverability of deferred tax assets, where Management considered cash flow projections, income and expenses growth rates and timing for utilization of the net operating losses and temporary differences, as well as any cap for compensation;

(iv)
the assessment and measurement of risk regarding provisions and contingencies, where Management, supported by the opinion of it legal counsel, determined the likelihood of losses and the probable cash outcome expected for each claim;

(v)	Revenue recognition, where Management determined the multiple elements in the contracts and the criteria and timing for revenue recognition;

(vi)	Fair value of financial instruments, where Management determined the methodology and the inputs to the model, including observable and unobservable inputs.